Stockholders' Deficiency	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Stockholders' Deficiency [Abstract]
Stockholders’ deficiency

Note 13 – Stockholders’ deficiency

Common stock

Prior to October 2021, TGL is authorized to issue 10,000,000 shares having a par value of $0.00001 per share. In October 2021, TGL increased its authorized shares to 170,000,000 shares as part of the Reorganization with ZCITY, consisting of 150,000,000 shares of common stock with $0.00001 par value, and 20,000,000 shares of preferred stock with $0.00001 par value. The share capital increased of TGL presented herein is prepared on the basis as if the Reorganization became effective as of the beginning of the first period presented of shares capital of ZCITY. On February 22, 2024, a Certificate of Amendment to the Certificate of Incorporation, as amended, of the Company with the Secretary of State of the State of Delaware (the “Certificate of Amendment”) that provides for a 1-for-70 reverse stock split (the “Split”) of its shares of common stock, par value $0.00001 per share.

1-for-70 Reverse stock split

On February 27, 2024, the Company effected a 1:70 reverse stock split of its shares of common stock. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to those after a stock split or dividend pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying unaudited condensed consolidated financial statements have been retroactively stated to reflect the effect of the reverse stock split. Upon execution of the 1-for-70 reverse stock split, the Company recognized additional 8 shares of common stock due to round up issue.

Common stock issued upon conversion of convertible note payable, net of unamortized discounts

For the year ended June 30, 2024, the Company issued 68,061 (4,764,200 pre reverse split) shares of common stock upon conversion of $1,782,710 of convertible note payable, net of unamortized discounts (Note 10) and accrued interest of $28,360. (Note 10).

Common stock issued for consulting services

-Marketing service agreement with TraDigital Marketing Group

In May 2024, the Company signed a marketing agreement (the “Marketing Agreement”) with TraDigital Marketing Group (“TraDigital”) to engage in consulting services for investor relations and digital marketing. The services are to be provided over three days, commencing on or after May 5, 2024. Pursuant to the Marketing Agreement, the Company agreed to pay $120,000 in cash and to issue 20,000 shares of the Company’s common stock with fair value of $4.1 per share to TraDigital in exchange for its consulting services.

Common stock issued from the November 2023 Offering, net of issuance costs

On November 30, 2023, The Company had closed the November 2023 Offering of 371,629 (26,014,000 pre reverse split) shares of common stock, at a public offering price of $0.10 per share, and 14,000,000 Pre-Funded Warrants, each with the right to purchase 0.01 (one share pre reverse split) of Common Stock, at a public offering price of $0.0999 per Pre-Funded Warrant. The Company received net proceeds from November 2023 Offering of approximately $3.5 million, net of underwriting discounts and commissions and fees, other offering expenses amounted to approximately $0.5 million.

Common stock issued from the Marketing Offering, net of issuance costs

On March 22, 2024, the Company and H.C. Wainwright & Co., LLC, (the “Manager”) entered into a marketing offering agreement (“Marketing Offering Agreement”). Pursuant to the Marketing Offering Agreement, the Company intends to issue and sell through or to the Manager, as sales agent and / or principal from time to time of the Company’s common stock at the Market Offering.

As of September 30, 2024, the Company received an aggregated net proceed of approximately $2.9 million, net of broker fee from issuance of 1,678,307 shares of common stock which sell through or to the Manager. For the three months ended September 30, 2024, the Company received an aggregated net proceed of $2,457,390, net of broker fee from issuance of 1,583,418 shares of common stock which sell through or to the Manager.

Common stock issued for acquiring intangible assets

-	AI Lab Martech Sdn. Bhd.

On October 12, 2023, the Company, and AI Lab Martech Sdn. Bhd. (the “Licensor”) entered into a License and Service Agreement (the “License Agreement”), in which the Licensor shall provide a non-exclusive, non-transferable, royalty-free license to use and operate an AI software solutions (the “AI Software”) in exchange for the issuance of $563,000 worth of common stock of the Company, or 42,044 (2,943,021 pre reverse split) shares valued at $13.39 ($0.1913 pre reverse split) per share. The License Agreement is for a period of 12 months.

-	VT Smart Venture Sdn Bhd

On December 19, 2023, the Company and VT Smart Venture Sdn Bhd (the “Developer”), a company that is in the business of, among other things, technology services, entered into a Software Development Agreement (the “Agreement”), in which the Developer shall provide application, services and turnkey solutions on software development in various aspects, including customization, software design layout, creative media platform development, artificial embedded and artificial intelligence related media platform and design in exchange for $1,000,000 worth of common stock, par value $0.00001 per share, of the Company, or 142,857 (10,000,000 pre reverse split) shares valued at $7.0 ($0.10 pre reverse split) per share. The Agreement is for a period of one month.

-	Myviko Holding Sdn. Bhd Bhd

On March 12, 2024, the Company and Myviko Holding Sdn. Bhd. (the “Seller”) entered into a Software Purchase Agreement (the “Purchase Agreement”), in which the Seller agreed to transfer all rights, title and interest to the Company, including without limitation, all computer software and its source code and software licenses in exchange for the issuance of $1,000,000 worth of common stock, par value $0.00001 per share, of the Company. Pursuant to the Purchase Agreement, the Shares will be issued within 5 business days from the effective date of the Purchase Agreement and will be restricted securities and not be listed on any exchange. On March 12, 2024, the Company has issued 198,420 shares of the Company’s common stock to the Seller.

-	MYUP Solution Sdn Bhd

On April 8, 2024, The Company and MYUP Solution Sdn Bhd (the “Seller 2”), a company that is in the business of, among other things, technology services, entered into a Software Purchase Agreement (the “Purchase Agreement 2”), in which the Seller 2 agreed to sell to the Company a certain software application in exchange for $495,500 worth of common stock, par value $0.00001 per share, of the Company, or 126,081 shares valued at $3.93 per share. On April 8, 2024, the Company has issued 126,081 shares of the Company’s common stock to the Seller 2.

-	Falcon Gateway Sdn Bhd

On May 27, 2024, the Company and Falcon Gateway Sdn Bhd (the “Seller 3”), a company that is in the business of, among other things, technology services, entered into a Software Purchase Agreement (the “Purchase Agreement 3”), in which the Seller agreed to sell to the Company a certain software application in exchange for $495,000 worth of common stock, par value $0.00001 per share, of the Company, or 125,954 shares valued at $3.93 per share. On May 6, 2024, the Company has issued 125,954 shares of the Company’s common stock to the Seller 3.

-	Credilab Sdn. Bhd. Bhd

On September 20, 2024, the Company entered into a Partnership Agreement with CLSB. Under the terms of the Agreement, the Company and CLSB will establish a strategic partnership to leverage their respective core competencies, resources, and market expertise to drive mutual benefits and growth.

As part of the Partnership Agreement, the Company agreed to pay $2,000,000 to CLSB and/or its nominees to develop and implement an AI-driven chatbot for the ZCity App platform, aimed at enhancing user engagement and providing real-time assistance. Additionally, the partnership includes the development of a digital wallet integrated within the ZCity App to offer users a seamless payment solution for platform transactions and access to CLSB’s financial products and services.

The Company has sole discretion to choose whether to make the payment in cash and/or the equivalent value in the Company’s common stock. On September 20, 2024, the Company issued 2,000,000 shares of its common stock equivalent to $1,380,000 to CLSB for software development. Upon completion of the software development, the Company will make the remaining payment of $620,000 in cash and/ or the equivalent value in the Company’s common stock.

Common stock issued to related parties for debts cancellation

On October 30, 2023, the Company issued a total of 25,954 (1,816,735 pre reverse split) restricted shares of common stock to the Company’s Chief Executive Officer, Chong Chan “Sam” Teo, and shareholder, Kok Pin “Darren” Tan (collectively, the “Creditors”) in exchange for the cancellation of $321,562 in aggregate indebtedness owed to the Creditors.

Capital Contribution

In February 2024, the Company’s Chief Executive Officer, Chong Chan “Sam” Teo, made a capital contribution of $16,348 in addition to the debt cancellation, as further consideration for the common stock issued to him in October 2023.

Warrants

-	Issuance of warrants - non- employee stock compensation

Pertain to above mentioned Agreement with the Consultant, on August 15, 2022, the Company also issued 300,000 warrants to the Consultant or its designees exercisable for a period of five years at $4.00 per share upon completion of the Company’s Offering. Meanwhile, on the same date, the Consultant had exercised all of its warrants on cashless basis and received 2,245 (157,143 pre reverse split) shares of the Company’s common stock.

The fair value of the warrants which was determined by using the Black Scholes model using the following assumptions: (1) expected volatility of 49.0%, (2) risk-free interest rate of 0.89%, (3) expected life of 5.0 years, (4) exercise price of $4.0 and (5) estimated market price of $5.48 on July 1, 2020, the date of which the consulting agreement was entered. Based on above assumption, the fair value of the warrants were estimated to be $856,170.

-	Issuance of the underwriters warrants

On August 10, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with EF Hutton, division of Benchmark Investments, LLC, as representative of the underwriters (the “Representative”), relating to the Offering of 32,858 (2,300,000 pre reverse split) shares of the Company’s common stock, par value $0.00001 per share, at an Offering price of $280 ($4.00 pre reverse split) per share. Pursuant to the Underwriting Agreement, in exchange for the representative’s firm commitment to purchase the Shares, the Company agreed to issue the underwriters warrants (the “Representative’s Warrants”) to purchase an aggregate of 1,428 (100,000 pre reverse split) shares of the Company’s common stock, which is equal to five percent (5%) of the shares sold in the Offering, excluding the over-allotment option, at an exercise price of $5.00, which is equal to 125% of the Offering price. The Representative’s Warrant may be exercised beginning on February 10, 2023, until August 10, 2027. As of September 30, 2024, none of the warrants has been exercised by the Representative.

The fair value of the warrants which was determined by using the Black Scholes model using the following assumptions: (1) expected volatility of 54.8%, (2) risk-free interest rate of 2.91%, (3) expected life of 5.0 years, (4) exercise price of $5.0 and (5) stock price of $4.0 on August 15, 2022, the date of which the warrants were issued. Based on above assumption, the fair value of the warrants were estimated to be $175,349.

-	Issuance of the Pre-Funded Warrants

On November 28, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement 2”) with EF Hutton LLC as the underwriter, relating to the November 2023 Offering of (i) 371,629 (26,014,000 pre reverse split) shares of common stock, at a public offering price of $0.10 per share, and (ii) 14,000,000 Pre-Funded Warrants, each with the right to purchase 0.01 (one pre reverse split) share of Common Stock, at a public offering price of $0.0999 per Pre-Funded Warrant. The Pre-Funded Warrants became exercisable immediately upon issuance, at an exercise price of $0.0001 or through cashless option.

The Pre-Funded Warrants are classified as a component of permanent stockholders’ equity within additional paid-in capital and were recorded at the issuance date using a relative fair value allocation method. The Pre-Funded Warrants are equity classified because they (i) are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, (ii) are immediately exercisable, (iii) permit the holders to receive a fixed number of shares of common stock upon exercise, (iv) are indexed to the Company’s common stock. The Company valued the Pre-Funded Warrants at issuance concluding the purchase price approximated the fair value and allocated net proceeds from the purchase proportionately to the common stock and Pre-Funded Warrants, of which $1,398,600 was allocated to the Pre-Funded Warrants and recorded as a component of additional paid in capital.

-	Exercise of the Pre-Funded Warrants

In December 2023 and January 2024, the holder of Pre-Funded Warrants have collectively exercised 14,000,000 the Pre-Funded Warrants into 200,000 (14,000,000 pre reverse split) shares of the Company’s common stock at an exercise price of $0.0001 per share.

Warrants outstanding as of September 30, 2024 are as follows:

	Shares	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term (Years)
Outstanding at June 30, 2023	100,000	$5.00	4.1
Granted	14,000,000	0.0001	-
Exercised	(14,000,000)	-	-
Outstanding at June 30, 2024	100,000	$5.00	3.1
Granted	-	-	-
Exercised	-	-	-
Outstanding at September 30, 2024 (unaudited)	100,000	$5.00	2.9

Employee stock compensation

In June 2024, the Company executed executive employment agreements (“Employment Agreements”) with three individuals, appointing them as the Company’s executive officers. Under the terms of the Employment Agreements, each executive officer is entitled to receive a predetermined monetary value of the Company’s common stock as annual compensation for the first year, with stock compensation for subsequent years contingent upon performance. The stock compensation is prorated on a monthly basis and is subject to the restrictions of Securities Act Rule 144. For the three months ended September 30, 2024 and 2023, the Company recognized $70,000 and $0 in stock-based compensation expense attributable to the Employment Agreement, respectively. As of September 30, 2024, no shares of the Company’s common stock had been issued to the executive officers in settlement of the vested stock compensation.

Note 13 – Stockholders’ deficiency

Common stock

Prior to October 2021, TGL is authorized to issue 10,000,000 shares having a par value of $0.00001 per share. In October 2021, TGL increased its authorized shares to 170,000,000 shares as part of the Reorganization with ZCITY, consisting of 150,000,000 shares of common stock with $0.00001 par value, and 20,000,000 shares of preferred stock with $0.00001 par value. The share capital increased of TGL presented herein is prepared on the basis as if the Reorganization became effective as of the beginning of the first period presented of shares capital of ZCITY. On February 22, 2024, a Certificate of Amendment to the Certificate of Incorporation, as amended, of the Company with the Secretary of State of the State of Delaware (the “Certificate of Amendment”) that provides for a 1-for-70 reverse stock split (the “Split”) of its shares of common stock, par value $0.00001 per share.

1-for-70 Reverse stock split

On February 27, 2024, the Company effected a 1:70 reverse stock split of its shares of common stock. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to those after a stock split or dividend pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively stated to reflect the effect of the reverse stock split. Upon execution of the 1-for-70 reverse stock split, the Company recognized additional 8 shares of common stock due to round up issue.

Beneficial conversion feature from issuance of convertible note

On January 3, 2022 and May 13, 2022, the Company entered into 2 loan agreements which allow the third party to convert the loan balance along with interest balance incurred into a number of shares of the Company’s common stock as of the closing date of the IPO. For the year ended June 30, 2023, the Company has withdrew additional $2,686,914 from these loan agreements. As the Company determined that loan contained a beneficial conversion feature, the Company recognized the fair value of embedded conversion feature of $537,383 in the convertible notes as additional paid-in capital and reduced the carrying value of the convertible notes as a debt discount for the year ended June 30, 2023.

From February to June, 2023, the Company issued two convertible notes, to a third party, in an aggregate principal amount of $5,500,000. As the Company determined these convertible notes contained a beneficial conversion feature, therefore, the Company recognized the fair value of embedded conversion feature of $211,679 in the convertible notes as additional paid-in capital and reduced the carrying value of the convertible notes as a debt discount for the year ended June 30, 2023.

Common stock issued upon conversion of convertible note payable, net of unamortized discounts

For the year ended June 30, 2023, the Company issued 64,335 (4,503,412 pre reverse split) shares of common stock upon the conversion of $16,913,941 of convertible note payable, net of unamortized discounts and accrued interest (Note 10), among which, $2,437,574 was converted into 5,047 (353,272 pre reverse split) shares of common stock are belonged to the related parties.

For the year ended June 30, 2024, the Company issued 68,061 (4,764,200 pre reverse split) shares of common stock upon conversion of $1,811,070 of convertible note payable, net of unamortized discounts and accrued interest. (Note 10).

Common stock issued from the Offering, net of issuance costs

On August 15, 2022, the Company had closed its initial underwritten public offering of 32,857 (2,300,000 pre reverse split) shares of common stock, which included the full exercise of the underwriter’s over-allotment option, at a public price of $4.00 per share. The Company received net proceeds of approximately $8.2 million, net of underwriting discounts and commissions and fees, other offering expenses amounted to approximately $1.0 million, and fair value of warrants issued to the underwriters of approximately $0.2 million.

Common stock issued for consulting services

-	Advisory service agreement with Exchange Listing, LLC

In July 2021, the Company signed a capital market advisory agreement (“Agreement”) with Exchange Listing, LLC (“Consultant”), to engage in advisory service in capital market advisory, corporate governance, and organizational meeting. The term of this Agreement shall commence on the execution date and shall continue until the later of nine months or until the Company is trading on a senior exchange or otherwise extended by both parties. The Company extended the contract term until the Company is trading on a senior exchange. Upon execution of this agreement, the Company agrees to sell to the Consultant, or its designees shares of the Company’s common stock which equivalents to 2% of the Company’s fully – diluted shares outstanding, at $0.001 per share. The Company estimated the fair value of the common stock issued to the Consultant for the year ended June 30, 2022 by using the market price $5.48 per share as per an enterprise per share value appraised from an independent third party. After completion of the Company’s Offering on August 15, 2022, the Company had issued additional 1,570 (109,833 pre reverse split) shares of common stock to ensure that the Consultant’s total shares of the Company’s common stock equivalents to 2% of the Company’s fully – diluted shares outstanding using the fair value of $4.00 per share with the fair value of $439,332. For the years ended June 30, 2024, and 2023, the Company incurred stock-based compensation expenses related to the aforementioned Consultant amounting to $0 and $439,332, respectively.

-	Marketing service agreement with TraDigital Marketing Group

In May 2024, the Company signed a marketing agreement (the “Marketing Agreement”) with TraDigital Marketing Group (“TraDigital”) to engage in consulting services for investor relations and digital marketing. The services are to be provided over three days, commencing on or after May 5, 2024. Pursuant to the Marketing Agreement, the Company agreed to pay $120,000 in cash and to issue 20,000 shares of the Company’s common stock with fair value of $4.1 per share to TraDigital in exchange for its consulting services. For the years ended June 30, 2024, and 2023, the Company incurred stock-based compensation expenses related to TraDigital amounting to $82,000 and $0, respectively.

Common stock issued to former director

On March 20, 2023, Voon Him “Victor” Hoo has resigned as managing director and chairman of the Company. To compensate Victor for his service, the Board approved to issue 285,714 shares of common stock which is equivalent to $380,000 based on the closing price of the Company’s closing stock on March 21, 2023 to Victor.

Common stock issued from the November 2023 Offering, net of issuance costs

On November 30, 2023, The Company had closed the November 2023 Offering of 371,629 (26,014,000 pre reverse split) shares of common stock, at a public offering price of $0.10 per share, and 14,000,000 Pre-Funded Warrants, each with the right to purchase 0.01 (one share pre reverse split) of Common Stock, at a public offering price of $0.0999 per Pre-Funded Warrant. The Company received net proceeds from November 2023 Offering of approximately $3.5 million, net of underwriting discounts and commissions and fees, other offering expenses amounted to approximately $0.5 million.

Common stock issued from the Marketing Offering, net of issuance costs

On March 22, 2024, the Company and H.C. Wainwright & Co., LLC, (the “Manager”) entered into a marketing offering agreement (“Marketing Offering Agreement”). Pursuant to the Marketing Offering Agreement, the Company intends to issue and sell through or to the Manager, as sales agent and / or principal from time to time of the Company’s common stock at the Market Offering. For the year ended June 30, 2024, the Company received an aggregated net proceed of $431,811, net of broker fee from issuance of 94,889 shares of common stock which sell through or to the Manager.

Common stock issued for acquiring intangible assets

- AI Lab Martech Sdn. Bhd.

On October 12, 2023, the Company, and AI Lab Martech Sdn. Bhd. (the “Licensor”) entered into a License and Service Agreement (the “License Agreement”), in which the Licensor shall provide a non-exclusive, non-transferable, royalty-free license to use and operate an AI software solutions (the “AI Software”) in exchange for the issuance of $563,000 worth of common stock of the Company, or 42,044 (2,943,021 pre reverse split) shares valued at $13.39 ($0.1913 pre reverse split) per share. The License Agreement is for a period of 12 months.

- VT Smart Venture Sdn Bhd

On December 19, 2023, the Company and VT Smart Venture Sdn Bhd (the “Developer”), a company that is in the business of, among other things, technology services, entered into a Software Development Agreement (the “Agreement”), in which the Developer shall provide application, services and turnkey solutions on software development in various aspects, including customization, software design layout, creative media platform development, artificial embedded and artificial intelligence related media platform and design in exchange for $1,000,000 worth of common stock, par value $0.00001 per share, of the Company, or 142,857 (10,000,000 pre reverse split) shares valued at $7.0 ($0.10 pre reverse split) per share. The Agreement is for a period of one month.

- Myviko Holding Sdn. Bhd Bhd

On March 12, 2024, the Company and Myviko Holding Sdn. Bhd. (the “Seller”) entered into a Software Purchase Agreement (the “Purchase Agreement”), in which the Seller agreed to transfer all rights, title and interest to the Company, including without limitation, all computer software and its source code and software licenses in exchange for the issuance of $1,000,000 worth of common stock, par value $0.00001 per share, of the Company. Pursuant to the Purchase Agreement, the Shares will be issued within 5 business days from the effective date of the Purchase Agreement and will be restricted securities and not be listed on any exchange. As of June 30, 2024, the Company has issued 198,412 shares to the Seller.

- MYUP Solution Sdn Bhd

On April 8, 2024, The Company and MYUP Solution Sdn Bhd (the “Seller 2”), a company that is in the business of, among other things, technology services, entered into a Software Purchase Agreement (the “Purchase Agreement 2”), in which the Seller 2 agreed to sell to the Company a certain software application in exchange for $495,500 worth of common stock, par value $0.00001 per share, of the Company, or 126,081 shares valued at $3.93 per share. As of June 30, 2024, the Company has issued 126,081 shares to the Seller 2.

- Falcon Gateway Sdn Bhd

On May 27, 2024, the Company and Falcon Gateway Sdn Bhd (the “Seller 3”), a company that is in the business of, among other things, technology services, entered into a Software Purchase Agreement (the “Purchase Agreement 3”), in which the Seller agreed to sell to the Company a certain software application in exchange for $495,000 worth of common stock, par value $0.00001 per share, of the Company, or 125,954 shares valued at $3.93 per share. As of June 30, 2024, the Company has issued 125,954 shares to the Seller 3.

Common stock issued to related parties for debts cancellation

On October 30, 2023, the Company issued a total of 25,954 (1,816,735 pre reverse split) restricted shares of common stock to the Company’s Chief Executive Officer, Chong Chan “Sam” Teo, and shareholder, Kok Pin “Darren” Tan (collectively, the “Creditors”) in exchange for the cancellation of $321,562 in aggregate indebtedness owed to the Creditors.

Capital Contribution

In February 2024, the Company’s Chief Executive Officer, Chong Chan “Sam” Teo, made a capital contribution of $16,348 in addition to the debt cancellation, as further consideration for the common stock issued to him in October 2023.

Warrants

- Issuance of warrants - non- employee stock compensation

Pertain to above mentioned Agreement with the Consultant, on August 15, 2022, the Company also issued 300,000 warrants to the Consultant or its designees exercisable for a period of five years at $4.00 per share upon completion of the Company’s Offering. Meanwhile, on the same date, the Consultant had exercised all of its warrants on cashless basis and received 2,245 (157,143 pre reverse split) shares of the Company’s common stock.

The fair value of the warrants which was determined by using the Black Scholes model using the following assumptions: (1) expected volatility of 49.0%, (2) risk-free interest rate of 0.89%, (3) expected life of 5.0 years, (4) exercise price of $4.0 and (5) estimated market price of $5.48 on July 1, 2020, the date of which the consulting agreement was entered. Based on above assumption, the fair value of the warrants were estimated to be $856,170.

- Issuance of the underwriters warrants

On August 10, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with EF Hutton, division of Benchmark Investments, LLC, as representative of the underwriters (the “Representative”), relating to the Offering of 32,858 (2,300,000 pre reverse split) shares of the Company’s common stock, par value $0.00001 per share, at an Offering price of $280 ($4.00 pre reverse split) per share. Pursuant to the Underwriting Agreement, in exchange for the representative’s firm commitment to purchase the Shares, the Company agreed to issue the underwriters warrants (the “Representative’s Warrants”) to purchase an aggregate of 1,428 (100,000 pre reverse split) shares of the Company’s common stock, which is equal to five percent (5%) of the shares sold in the Offering, excluding the over-allotment option, at an exercise price of $5.00, which is equal to 125% of the Offering price. The Representative’s Warrant may be exercised beginning on February 10, 2023, until August 10, 2027. As of June 30, 2024, none of the warrants has been exercised by the Representative.

The fair value of the warrants which was determined by using the Black Scholes model using the following assumptions: (1) expected volatility of 54.8%, (2) risk-free interest rate of 2.91%, (3) expected life of 5.0 years, (4) exercise price of $5.0 and (5) stock price of $4.0 on August 15, 2022, the date of which the warrants were issued. Based on above assumption, the fair value of the warrants were estimated to be $175,349.

- Issuance of the Pre-Funded Warrants

On November 28, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement 2”) with EF Hutton LLC as the underwriter, relating to the November 2023 Offering of (i) 371,629 (26,014,000 pre reverse split) shares of common stock, at a public offering price of $0.10 per share, and (ii) 14,000,000 Pre-Funded Warrants, each with the right to purchase 0.01 (one pre reverse split) share of Common Stock, at a public offering price of $0.0999 per Pre-Funded Warrant. The Pre-Funded Warrants became exercisable immediately upon issuance, at an exercise price of $0.0001 or through cashless option.

The Pre-Funded Warrants are classified as a component of permanent stockholders’ equity within additional paid-in capital and were recorded at the issuance date using a relative fair value allocation method. The Pre-Funded Warrants are equity classified because they (i) are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, (ii) are immediately exercisable, (iii) permit the holders to receive a fixed number of shares of common stock upon exercise, (iv) are indexed to the Company’s common stock. The Company valued the Pre-Funded Warrants at issuance concluding the purchase price approximated the fair value and allocated net proceeds from the purchase proportionately to the common stock and Pre-Funded Warrants, of which $1,398,600 was allocated to the Pre-Funded Warrants and recorded as a component of additional paid in capital.

- Exercise of the Pre-Funded Warrants

In December 2023 and January 2024, the holder of Pre-Funded Warrants have collectively exercised 14,000,000 the Pre-Funded Warrants into 200,000 (14,000,000 pre reverse split) shares of the Company’s common stock at an exercise price of $0.0001 per share.

Warrants outstanding as of June 30, 2024 are as follows:

	Shares	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term (Years)
Outstanding at June 30, 2023	100,000	$5.00	4.1
Granted	14,000,000	0.0001	-
Exercised	(14,000,000)	-	-
Outstanding at June 30, 2024	100,000	$5.00	3.1

Employee stock compensation

In June 2024, the Company executed executive employment agreements (“Employment Agreements”) with three individuals, appointing them as the Company’s executive officers. Under the terms of the Employment Agreements, each executive officer is entitled to receive a predetermined monetary value of the Company’s common stock as annual compensation for the first year, with stock compensation for subsequent years contingent upon performance. The stock compensation is prorated on a monthly basis and is subject to the restrictions of Securities Act Rule 144. For the fiscal year ended June 30, 2024, the Company recognized $11,111 in stock-based compensation expense attributable to the Employment Agreement. However, none of the shares had been issued or settled by the Company as of June 30, 2024.